UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                               811-2557

Dreyfus Money Market Instruments, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series
September 30, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--59.1%	of Purchase (%)	Amount ($)	Value ($)
Federal Home Loan Bank:
10/2/09	0.38	50,000,000	49,999,479
12/1/09	0.58	2,120,000	2,117,917
12/4/09	0.58	10,424,000	10,413,252
12/30/09	0.61	51,750,000	51,671,081
Federal Home Loan Mortgage Corp.:
1/19/10	0.31	75,000,000 a	74,928,958
3/23/10	0.25	75,000,000 a	74,911,698
Federal National Mortgage Association
10/22/09	0.50	150,000,000 a,b	149,962,020
Total U.S. Government Agencies
(cost $414,004,405)			414,004,405

U.S. Treasury Notes--9.3%
12/31/09
(cost $65,467,350)	0.33	65,000,000	65,467,350

Repurchase Agreements--31.5%
Citigroup Global Markets Holdings Inc.
dated 9/30/09, due 10/1/09 in the amount of
$50,000,014 (fully collateralized by $15,049,700 U.S.
Treasury Bonds, 4.25%, due 5/15/39, value $15,870,323
and $34,865,600 U.S. Treasury Notes, 1.375%, due
5/15/12, value $35,129,750)	0.01	50,000,000	50,000,000
Credit Suisse (USA) Inc.
dated 9/30/09, due 10/1/09 in the amount of
$50,000,042 (fully collateralized by $51,015,000 U.S.
Treasury Bills, due 12/24/09, value $51,002,755)	0.03	50,000,000	50,000,000
Deutsche Bank Securities
dated 9/30/09, due 10/1/09 in the amount of
$50,000,056 (fully collateralized by $101,261,900

U.S. Treasury Strips, due 2/15/26-11/15/27, value
$51,000,020)	0.04	50,000,000	50,000,000
Goldman, Sachs & Co.
dated 9/30/09, due 10/1/09 in the amount of
$31,000,009 (fully collateralized by $29,659,800 U.S.
Treasury Notes, 5%, due 2/15/11, value $31,620,016)	0.01	31,000,000	31,000,000
HSBC USA Inc.
dated 9/30/09, due 10/1/09 in the amount of
$40,000,011 (fully collateralized by $37,330,000 U.S.
Treasury Notes, 4.625%, due 10/31/11, value
$40,803,895)	0.01	40,000,000	40,000,000
Total Repurchase Agreements
(cost $221,000,000)			221,000,000
Total Investments (cost $700,471,755)		99.9%	700,471,755
Cash and Receivables (Net)		.1%	1,041,934
Net Assets		100.0%	701,513,689

a On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies. b Variable rate security--interest rate subject to periodic change.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	700,471,755
Level 3 - Significant Unobservable Inputs	-
Total	700,471,755

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
September 30, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--51.0%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.33%, 3/29/10	50,000,000	50,000,000
Bank of America N.A.
0.80%, 11/16/09 - 11/23/09	75,000,000	75,000,000
Bank of Ireland (Yankee)
1.90%, 10/6/09	75,000,000 a	75,000,000
Bank of Nova Scotia (Yankee)
0.31%, 3/29/10	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.28% - 0.40%, 10/8/09 - 12/15/09	70,000,000	70,000,000
Barclays Bank PLC (Yankee)
0.55%, 3/22/10	50,000,000	50,000,000
Calyon NA (Yankee)
0.60%, 2/5/10	50,000,000	50,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.55%, 10/1/09	75,000,000	75,000,000
Credit Industriel et Commercial (Yankee)
0.48%, 10/28/09	70,000,000	70,000,524
DZ Bank AG (Yankee)
0.34%, 11/3/09	50,000,000	50,000,000
Fortis Bank (Yankee)
0.38%, 11/5/09	50,000,000	50,000,000
Lloyds TSB Bank PLC (Yankee)
0.44%, 10/29/09	30,000,000	30,000,000
Natixis (Yankee)
0.50%, 11/3/09	75,000,000	75,000,000
Total Negotiable Bank Certificates of Deposit
(cost $770,000,524)		770,000,524
Commercial Paper--12.3%
Abbey National North America LLC
0.08%, 10/1/09	40,000,000	40,000,000

General Electric Capital Corp.
0.30%, 11/5/09	25,000,000	24,992,709
JPMorgan Chase Funding
0.30%, 11/9/09	50,000,000 a	49,983,750
Societe Generale N.A. Inc.
0.30%, 11/6/09	70,000,000	69,979,000
Total Commercial Paper
(cost $184,955,459)		184,955,459
U.S. Government Agency--10.0%
Federal National Mortgage Association
0.50%, 10/22/09
(cost $149,962,020)	150,000,000 [b,c]	149,962,020
Time Deposit--2.7%
Branch Banking & Trust Co. (Grand Cayman)
0.03%, 10/1/09
(cost $40,000,000)	40,000,000	40,000,000
Repurchase Agreements--4.4%
Barclays Financial LLC
0.02%, dated 9/30/09, due 10/1/09 in the amount of
$16,000,009 (fully collateralized by $16,320,200 U.S.
Treasury Bills, due 10/15/09, value $16,320,037)	16,000,000	16,000,000
Deutsche Bank Securities
0.06%, dated 9/30/09, due 10/1/09 in the amount of
$50,000,083 (fully collateralized by $49,120,000
Federal Home Loan Bank, 2.63%, due 9/17/10, value
$49,720,069 and $1,265,000 Federal National Mortgage
Association, 3%, due 7/28/14, value $1,283,794)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $66,000,000)		66,000,000
Asset-Backed Commercial Paper--19.6%
CAFCO LLC
0.35%, 11/2/09	25,000,000 a	24,992,222
Cancara Asset Securitisation Ltd.
0.60%, 10/13/09	70,000,000 a	69,986,000
CHARTA LLC
0.32%, 1/14/10	60,000,000 a	59,944,000
CIESCO LLC

0.36%, 10/19/09	70,000,000 a	69,987,400
Govco Inc.
0.36%, 10/22/09	40,000,000 a	39,991,600
Windmill Funding Corp.
0.31%, 11/2/09	30,000,000 a	29,991,733
Total Asset-Backed Commercial Paper
(cost $294,892,955)		294,892,955
Total Investments (cost $1,505,810,958)	100.0%	1,505,810,958
Cash and Receivables (Net)	.0%	458,125
Net Assets	100.0%	1,506,269,083

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $419,876,705 or 27.9% of net assets.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,505,810,958
Level 3 - Significant Unobservable Inputs	-
Total	1,505,810,958

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)